Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,272,330	[1]	¥ 1,163,489	[1]
Loans held for sale placed on nonaccrual status	818
Loans acquired with deteriorated credit quality placed on nonaccrual status	21,965		26,346
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	911,700		808,757
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	211,975		199,608
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	37,381		39,959
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	185,597		104,690
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	85,987		84,753
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	249,251		237,380
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	13,993		7,802
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	31,941		33,233
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	42,513		47,931
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	53,062		53,401
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	98,085		69,361
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	130,830		122,270
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	88,045		113,450
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 43,670		¥ 49,651

[1]	The above table does not include loans held for sale of nil and ¥818 million at March 31, 2012 and 2013, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥21,965 million at March 31, 2012 and 2013, respectively.